Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated
	useful lives				2018	2017
					(Dollars in Thousands)
Bank buildings and improvements	5	-	40	years	$563,302	$550,094
Furniture, equipment and vehicles	1	-	20	years	292,958	289,743
Land					118,806	123,087
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7	-	27	years	—	—
Less: accumulated depreciation					(468,167)	(448,470)
Bank premises and equipment, net					$506,899	$514,454